Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Settlement Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Third party payment processors	$ 71,968	$ 86,515
Distribution partners	66,597	84,709
Total	$ 138,565	$ 171,224